Fair Values of Assets and Liabilities - Valuation Assumption Ranges for Derivative Commitments (Detail)	Dec. 31, 2012 BasisPoint
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	17.00%
Inherent MSR value (basis points per loan)	54
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	100.00%
Inherent MSR value (basis points per loan)	192
Average [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected loan close rate	79.00%
Inherent MSR value (basis points per loan)	109